SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 202,692	$ 308,968
Others	827	2,462
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	140,283	245,306
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	36,618	37,806
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	14,395	12,639
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 10,569	$ 10,755